Consolidated Statements of Operations and Comprehensive Income/(Loss) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUE
Total revenue		$ 158,485	$ 10,977,429	$ 10,978,571
COST OF REVENUE
Total cost of revenue		91,354	8,394,364	9,803,883
GROSS PROFIT		67,131	2,583,065	1,174,688
OPERATING EXPENSES
Sales and Marketing Expenses		94,408	1,459,792	1,081,567
General and Administrative Expenses		2,019,051	2,532,860	2,802,132
Research and Development Expenses		689	107,199	1,030,359
Total operating expenses		2,114,148	4,099,851	4,914,058
LOSS FROM OPERATIONS		(2,047,017)	(1,516,786)	(3,739,370)
Assets impairment loss		(1,449,371)	(14,698,853)	(6,736,684)
Gain (loss) on disposal of subsidiaries		8,220,215	(28,648)	14,002
Other income (loss), net		18,293	138,822	(546,655)
INCOME (LOSS) BEFORE INCOME TAX		4,742,120	(16,105,465)	(11,008,707)
Income tax expense		(372,564)	207,240	211,144
NET INCOME (LOSS)		5,114,684	(16,312,705)	(11,219,851)
Less: net loss attributable to non-controlling interest			(246,321)	(147,835)
NET INCOME (LOSS) ATTRIBUTABLE TO THE OWNERS’ COMPANY		5,114,684	(16,066,384)	(11,072,016)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign Currency Translation Adjustment		(3,344,739)	(671,902)	(1,535,600)
TOTAL COMPREHENSIVE INCOME (LOSS)		$ 1,769,945	$ (16,984,607)	$ (12,755,451)
Loss per share - basic	[1]	$ 0.16	$ (6.54)	$ (10.04)
Loss per share - diluted	[1]	$ 0.16	$ (6.54)	$ (10.04)
Weighted average shares outstanding - basic	[1]	11,290,377	2,596,687	1,269,876
Weighted average shares outstanding - diluted	[1]	11,290,377	2,596,687	1,269,876
Product [Member]
REVENUE
Total revenue		$ 152,665	$ 2,513,483	$ 2,144,218
COST OF REVENUE
Total cost of revenue		91,354	737,158	1,905,037
Service [Member]
REVENUE
Total revenue		5,820	8,463,946	8,834,353
COST OF REVENUE
Total cost of revenue			$ 7,657,206	$ 7,898,846

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)